Shareholder Report, Average Annual Return (Details)	12 Months Ended	57 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Leuthold Core ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	8.32%
Leuthold Core Investment Fund (Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	19.71%		8.70%	6.79%
LEUTHOLD CORE INVESTMENT FUND (Retail Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	19.62%		8.61%	6.69%
Leuthold Global Fund (Institutional)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.40%		6.64%	3.92%
Leuthold Global Fund (Retail)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.24%		6.11%	3.74%
LEUTHOLD GRIZZLY SHORT FUND (No Load)
Average Annual Return [Line Items]
Average Annual Return, Percent	(14.14%)		(16.35%)	(13.80%)
LEUTHOLD SELECT INDUSTRIES FUND (No Load)
Average Annual Return [Line Items]
Average Annual Return, Percent	30.67%		14.84%	11.22%
Bloomberg Global Aggregate
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%	(1.05%)
S&P 500 TR
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	14.76%
50% S&P 500 / 50% Bloomberg Global Aggregate
Average Annual Return [Line Items]
Average Annual Return, Percent	23.73%	6.87%
Bloomberg Global Aggregate 1
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%		(0.83%)	0.57%
S&P 500 TR 1
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
50% S&P 500 / 50% Bloomberg Global Aggregate 1
Average Annual Return [Line Items]
Average Annual Return, Percent	23.73%		7.55%	7.04%
Bloomberg Global Aggregate 2
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%		(0.83%)	0.57%
S&P 500 TR 2
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
50% S&P 500 / 50% Bloomberg Global Aggregate 2
Average Annual Return [Line Items]
Average Annual Return, Percent	23.73%		7.55%	7.04%
MSCI ACWI Net Total Return Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%		12.19%	9.39%
50% MSCI ACWI / 50% BBG Global Agg
Average Annual Return [Line Items]
Average Annual Return, Percent	21.58%		5.73%	5.10%
MSCI ACWI Net Total Return Index (USD) 1
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%		12.19%	9.39%
50% MSCI ACWI / 50% BBG Global Agg 1
Average Annual Return [Line Items]
Average Annual Return, Percent	21.58%		5.73%	5.10%
S&P 500 TR 3
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P MidCap 400 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.79%		11.78%	10.32%